Digital Asset Collateral Receivable	12 Months Ended
Dec. 31, 2025
Digital Asset Collateral Receivable [Abstract]
DIGITAL ASSET COLLATERAL RECEIVABLE
5.	DIGITAL ASSET COLLATERAL RECEIVABLE

The following table presents the Company’s digital assets pledged as collateral for loan borrowings (Note 13) and accounts payable as of December 31, 2025 and 2024.

	As of December 31, 2025		As of December 31, 2024
	Quantity	Fair Value	Quantity	Fair Value

Pledged BTC- current
for accounts payable (1)	22	1,932	131	12,569
for loan borrowings (2)	252	22,143	-	-
Pledged BTC-non-current
for loan borrowings (2)	-	-	502	47,827
Digital asset collateral receivable	274	24,075	633	60,396

(1)	The BTC was pledged for the accounts payable due to a supplier of mining equipment, who is a related party of the Company. This collateral is expected to be released when the related outstanding payables are paid within one year.

(2)	The BTC was pledged for long-term loans (see Note 13). This collateral is expected to be released when the related loans are matured and repaid.